Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,915,613,409.06
Previously Paid Amount	0.00
Total Fee Amount	264,546.21
Total Offset Amount	0.00
Net Fee	$ 264,546.21
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false